Property, Plant and Equipment (Tables)	6 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31, 2016	June 30, 2016
	(Unaudited)	(Audited)
Buildings	$12,527,295	$13,108,283
Machinery	53,815,413	57,207,298
Vehicles	314,934	329,540
Plant and equipment	4,304,964	4,454,496
Software	79,533	83,221
Construction in progress	556,385	484,552
	71,598,524	75,667,390
Less: Accumulated depreciation	(24,828,189)	(24,602,825)

Property, plant and equipment, net	$46,770,335	$51,064,565